Fair Value of Financial Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Embedded Derivative Liabilities and Warrant Liabilities
Financial liabilities consisting of warrant liabilities measured at fair value on a recurring basis are summarized below. The fair value of the warrant liabilities recorded are as follows:

	Fair value at March 31, 2023
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	224,399	—	—	224,399

Total liabilities	$224,399	$—	$—	$224,399

Financial liabilities consisting of warrant liabilities measured at fair value on a recurring basis are summarized below. The fair value of the warrant liabilities recorded are as follows:

	Fair value at December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	245,341	—	—	245,341

Total liabilities	$245,341	$—	$—	$245,341

Schedule of Changes in Fair Value of the Derivative Liabilities and Warrant Liabilities
The table below provides a summary of the changes in fair value of the warrant liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended March 31,
	2023	2022
Warrant liabilities:
Balance, beginning of period	$245,341	$—
Warrant liability		—
Gain on fair value of warrant liability	(20,942)	—
Reclassification of warrant liability to equity	—	—

Balance, end of period	$224,399	$—

The table below provides a summary of the changes in fair value of the derivative liabilities related to Convertible notes using significant unobservable inputs (level 3):

	Year Ended December 31,
	2022	2021
Derivative liabilities:
Balance, beginning of period	$—	$127,000
Derivative liability on convertible notes payable	—	2,821,000
Loss (Gain) on fair value of embedded features	—	203,000
Extinguishment of derivative liability in connection with debt conversion	—	(3,151,000)

Balance, end of period	$—	$—

The table below provides a summary of the changes in fair value of the warrant liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended December 31,
	2022	2021
Warrant liabilities:
Balance, beginning of period	$—	$85,260
Warrant liability	343,735	320,460
(Gain) loss on fair value of warrant liability	(98,394)	1,546,280
Reclassification of warrant liability to equity	—	(1,952,000)

Balance, end of period	$245,341	$—